Fair Value Measurements - Measurement Inputs (Details) - Fair Value, Inputs, Level 3		7 Months Ended
	Jun. 16, 2021	Dec. 31, 2021
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout Shares	1.56	1.50
Vesting Shares	1.56	1.50
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout Shares	39.03	44.86
Vesting Shares	39.03	44.86
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout Shares	0	0
Vesting Shares	0	0
Expected term (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout Share, Term	10 years	9 years 6 months
Vesting Shares, Term	10 days	9 days 12 hours
Share price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout Shares	10.28	3.39
Vesting Shares	10.28	3.39